Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item product	Dec. 31, 2021 USD ($) item product	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Total revenues	¥ 2,181,469	$ 342,320	¥ 2,054,095	¥ 1,478,493
Capitalized contract cost	12,587
Amortization of contract cost	216,653		182,134	142,772
Impairment of contract cost assets	123,835
Contract liability
Contract liability	1,466,433		2,529,915	2,029,872
Future output VAT associated with contract liability	87,986		151,795	121,887
Refund liability	195,453		35,407	24,255
Deposits from students	1,471		3,929	10,577
Deferred revenues	1,751,343		2,721,046	2,186,591
Total balance of advance customer for non-compliant packages	1,564,742
Revenue recognized from contract with customer liability	1,449,783
Revenue recognized from performance obligations satisfied	0
Remaining performance obligation amount	1,466,433
Processing fee Impaired	¥ 3,233
Prepaid credit packages
Total lessons | item	2
Total revenues	¥ 2,179,266		2,048,014	1,464,192
Prepaid credit packages | One-on-one offerings | Minimum
Lesson credits | product	20	20
Obligation term	3 months	3 months
Prepaid credit packages | One-on-one offerings | Maximum
Lesson credits | product	360	360
Obligation term	25 months	25 months
Prepaid credit packages | Small class offerings | Minimum
Obligation term	7 days	7 days
Prepaid credit packages | Small class offerings | Maximum
Lesson duration | item	25	25
Credits for lessons taught by foreign teachers
Total revenues	¥ 2,012,436		1,861,465	1,360,188
Credits for All-round Proficiency small group lessons
Total revenues	33,693
Credits for learning materials
Total revenues	101,806		166,294	101,248
Physical textbook
Total revenues	20,886		20,255	2,756
Point Exchange
Total revenues	¥ 10,445
Prepaid membership packages
Adjustment of effects of significant financing component	true	true
Total revenues	¥ 2,203		¥ 6,081	¥ 14,301
Copy rights
Contract liability
Estimated useful lives (in years)	5 years	5 years
Copy rights | Minimum
Contract liability
Estimated useful lives (in years)	3 years	3 years
Copy rights | Maximum
Contract liability
Estimated useful lives (in years)	10 years	10 years